EQUITY - Schedule of Dividends Distribution (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands			12 Months Ended
	Apr. 23, 2026 S/ / shares	Aug. 29, 2024 PEN (S/)	Dec. 31, 2025 PEN (S/) S/ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/) S/ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/) S/ / shares	Dec. 31, 2023 USD ($)
Dividend distribution [Abstract]
Dividends distribution, net of treasury shares effect (in thousands of soles) | S/		S/ 875,900	S/ 3,181,454		S/ 2,788,657		S/ 1,994,037
Payment of dividends per share (in sol per share) | S/ / shares	S/ 50.00		S/ 40.0		S/ 35.0		S/ 25.0
Exchange rate published by the SBS			3.6327	3.6327	3.7685	3.7685	3.6901	3.6901
Dividends payout (equivalent in thousands of US$)			S/ 3,181,454	$ 875,782	S/ 3,664,648	$ 739,991	S/ 1,994,037	$ 540,375